Short-Term and Long-Term Borrowings	12 Months Ended
Sep. 30, 2023
Short-Term and Long-Term Borrowings [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 13 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term borrowings as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023	September 30, 2022
Short-term bank loans	$16,036,184	$14,469,670
Short-term loans from third-party individuals and entities	7,879,608	6,823,293
Total	$23,915,792	$21,292,963

For the fiscal years ended September 30, 2023,2022 and 2021, interest expense on all short-term borrowings amounted to $998,758, $1,536,169 and $1,001,575, respectively.

Short-term bank loans as of September 30, 2023 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	19,000,000	2,604,167	7/21/2023	7/1/2024	3.70%
Bank of Nanjing*	1,000,000	137,061	7/21/2023	7/1/2024	3.70%
Bank of China*	4,000,000	548,246	7/27/2023	7/25/2024	3.42%
Bank of China*	2,000,000	274,123	7/27/2023	2/26/2024	3.42%
Bank of China*	4,000,000	548,246	7/26/2023	7/25/2024	3.42%
Bank of Ningbo	10,000,000	1,370,613	6/21/2023	6/15/2024	4.55%
Bank of Jiangsu	5,000,000	685,307	8/15/2023	8/14/2024	4.05%
Bank of Jiangsu	3,000,000	411,184	8/15/2023	8/13/2024	4.05%
Agricultural Bank of China	10,000,000	1,370,614	11/9/2022	11/1/2023	3.65%
Bank of Beijing	10,000,000	1,370,614	4/28/2023	4/27/2024	3.65%
Bank of Nanjing*	5,000,000	685,307	5/17/2023	11/14/2023	3.80%
Bank of Communications	9,000,000	1,233,553	6/29/2023	6/28/2024	3.70%
Bank of China*	10,000,000	1,370,614	6/29/2023	1/28/2024	3.65%
Agricultural Bank of China*	10,000,000	1,370,614	1/1/2023	1/1/2024	3.65%
Bank of Chengdu*	5,000,000	685,307	7/25/2023	7/24/2024	5.65%
Bank of China*	10,000,000	1,370,614	8/21/2023	8/21/2024	5.55%
Total	117,000,000	$16,036,184

*	As of September 30, 2023, a total of $9,594,299 short term bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.

Short-term bank loans as of September 30, 2022 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing*	10,000,000	1,405,778	7/5/2022	7/3/2023	3.70%
Bank of Nanjing***	6,900,000	969,987	10/13/2021	10/12/2022	4.35%
Bank of Nanjing*	5,000,000	702,889	5/24/2022	5/19/2023	3.80%
Bank of Communications	6,100,000	857,524	7/26/2022	7/25/2023	3.70%
Bank of Communications	2,000,000	281,156	8/4/2022	8/2/2023	3.70%
Bank of Communications	4,180,000	587,614	9/19/2022	9/15/2023	3.65%
Bank of Communications	3,000,000	421,733	9/19/2022	9/15/2023	3.65%
Bank of Communications	2,200,000	309,271	4/25/2022	4/23/2023	3.70%
Bank of Communications	7,800,000	1,096,507	4/24/2022	4/21/2023	3.70%
Bank of Chengdu	7,000,000	984,044	5/20/2022	5/19/2023	4.55%
Bank of Chengdu	5,000,000	702,889	3/24/2022	3/23/2023	4.55%
Bank of Zijin Rural Commercial	2,000,000	281,156	3/17/2022	3/16/2023	4.45%
Bank of China*	3,000,000	421,733	8/10/2022	8/3/2023	3.70%
Bank of China*	10,000,000	1,405,778	8/19/2022	8/19/2023	3.90%
Bank of Jiangsu	10,000,000	1,405,778	8/11/2022	8/10/2023	4.36%
Bank of Ningbo	9,000,000	1,265,200	6/23/2022	6/20/2023	4.20%
Bank of Yongfeng**	4,750,000	667,744	4/1/2022	9/16/2022	4.90%
Bank of Yongfeng	5,000,000	702,889	8/25/2022	2/24/2023	4.20%
Total	102,930,000	$14,469,670

*	As of September 30, 2022, a total of $5,215,436 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2022.

**	These short-term borrowings as of September 30, 2022 were repaid and renewed upon maturity.

Short-term borrowings also include loans from various individuals that are unsecured, due on demand, and bear interest of 5.12%. The Company recorded interest expense of $315,012, $499,708 and $370,847 for the fiscal years ended September 30, 2023, 2022 and 2021, respectively. As of September 30, 2023 and 2022, the total amount of these loans was $7,879,608 and $6,823,293, respectively.

Long-term borrowings as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023	September 30, 2022
Long-term bank loans	$1,644,737	$-
Total	$1,644,737	$-

For the fiscal years ended September 30, 2023,2022 and 2021, interest expense on all long-term borrowings amounted to $46,670, nil and nil, respectively.

Long-term bank loans as of September 30, 2023 consisted of the following:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Zijin Rural Commercial*	2,000,000	274,123	3/29/2023	3/28/2025	4.35%
Bank of Zijin Rural Commercial**	4,750,000	651,042	3/3/2023	3/3/2025	4.35%
Bank of Zijin Rural Commercial**	5,250,000	719,572	1/31/2023	1/20/2025	4.35%
Total	12,000,000	$1,644,737

*	As of September 30, 2023, a total of $274,123 bank loans were obtained through pledging a fixed certificate of deposit worth $302,906, of which $302,906 is included in the restricted cash.

**	As of September 30, 2023, a total of $1,370,614 long term bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.

The Company’s bank loans are guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members, and third-party companies. See Note 16 – Related Party Transactions for more information on guaranty provided by Mr. Tao Ling and his immediate family members. Certain Company’s assets were also pledged to secure the banks loans. The details of the pledges of assets are as follows:

	September 30, 2023	September 30, 2022
Buildings, net	$845,878	$659,777
Bank deposit	302,906	321,980
Total	$1,148,784	$981,757